Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Components of Other Comprehensive Income (Loss)

The tax effect for each component of other comprehensive income (loss) consisted of the following:

Year ended December 31, 2013	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$134	$(40)	$94
Changes in retirement plans’ funded status	197	(110)	87
Foreign currency translation	(510)	—	(510)
Unrealized gain (loss) on available for sale securities	(2)	1	(1)
Share of other comprehensive income of entities using the equity method	(23)	—	(23)

Other comprehensive income (loss)	$(204)	$(149)	$(353)

Year ended December 31, 2012	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$54	$(12)	$42
Changes in retirement plans’ funded status	(242)	23	(219)
Foreign currency translation	(185)	—	(185)
Unrealized gain (loss) on available for sale securities	(2)	1	(1)
Share of other comprehensive income of entities using the equity method	(59)	—	(59)

Other comprehensive income (loss)	$(434)	$12	$(422)

Year ended December 31, 2011	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$(63)	$10	$(53)
Changes in retirement plans’ funded status	(87)	19	(68)
Foreign currency translation	(265)	—	(265)
Unrealized gain (loss) on available for sale securities	(10)	4	(6)
Share of other comprehensive income of entities using the equity method	(12)	—	(12)

Other comprehensive income (loss)	$(437)	$33	$(404)

Components of Accumulated Other Comprehensive Income (Loss)

The changes, net of tax, in each component of accumulated other comprehensive income (loss) consisted of the following:

	Unrealized gain (Loss) on Cash Flow Hedges	Change in Retirement Plans’ Funded Status	Foreign Currency Translation	Unrealized gain (Loss) on Available For Sale Securities	Share of Other Comprehensive Income of Entities Using the Equity Method	Total
Balance, December 31, 2010	$(31)	$(562)	$332	$8	$70	$(183)
Other comprehensive income (loss)¹	(48)	(58)	(225)	(5)	(10)	(346)

Balance, December 31, 2011	(79)	(620)	107	3	60	(529)
Other comprehensive income (loss)¹	38	(190)	(177)	(1)	(52)	(382)

Balance, December 31, 2012	(41)	(810)	(70)	2	8	(911)

Other comprehensive income (loss), before reclassifications	144	53	(492)	—	(20)	(315)
Amounts reclassified from other comprehensive income (loss)	(55)	38	—	(2)	—	(19)

Other comprehensive income (loss)¹	89	91	(492)	(2)	(20)	(334)
Purchase of noncontrolling interest	1	(107)	(12)	—	(10)	(128)

Balance, December 31, 2013	$49	$(826)	$(574)	$—	$(22)	$(1,373)

¹	Excluded from the table above is other comprehensive income (loss) allocated to noncontrolling interests of $(19), $(40) and $(58) for the years ended December 31, 2013, 2012 and 2011, respectively.

Schedule of Reclassification Out of Accumulated Other Comprehensive Income

Significant amounts reclassified out of each component of accumulated other comprehensive income (loss) in 2013 consisted of the following:

	Amount reclassified from other comprehensive income (loss)	Consolidated Statement of Operations line
	(in millions)
Cash flow hedges	$(15)	Net sales
	(7)	Cost of goods sold
	(59)	Other, net
	14	Interest expense
	12	Income taxes

	$(55)

Change in retirement plans’ funded status:
Amortization of actuarial losses	$95	*
Amortization of prior service cost	(9)	*
	(48)	Income taxes

	$38

Available-for-sale securities	$(3)	Other, net
	1	Income taxes

	$(2)

Total reclassifications, net of tax	$(19)

*	These amounts are included in net periodic pension and other postretirement benefit cost. See “Note 11: Employee Benefit Plans and Postretirement Benefits” for addition information.